As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 85.43%	Value

	Aerospace Product and Parts Manufacturing - 2.73%
17,680	Embraer S.A. - ADR	$451,194

	Basic Chemical Manufacturing - 1.83%
2,960	Praxair, Inc.	301,920

	Building Materials - 1.90%
10,900	Owens Corning, Inc.*	312,830

	Communications Equipment Manufacturing - 1.83%
5,520	Qualcomm, Inc.	302,496

	Computer & Peripheral Equipment Manufacturing - 8.24%
1,110	Apple, Inc.*	424,242
26,430	EMC Corp.*	608,154
1,740	International Business Machines Corp.	327,120
		1,359,516

	Conglomerates - 2.73%
11,710	Loews Corp.	450,015

	Dairy Product Manufacturing - 4.25%
68,940	Dean Foods Co.*	700,430

	Deep Sea, Coastal, and Great Lakes Water Transportation - 0.81%
3,510	Alexander & Baldwin, Inc.	132,994

	Depository Credit Intermediation - 4.23%
17,590	State Street Corp.	697,444

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.83%
4,840	Cummins, Inc.	466,237

	Footwear Manufacturing - 0.98%
1,680	Nike, Inc. - Class B	161,582

	Grain and Oilseed Milling - 1.82%
7,500	General Mills, Inc.	299,625

	Insurance Carriers - 3.93%
8,230	Berkshire Hathaway, Inc. - Class B*	648,195

	Lessors of Real Estate - 4.08%
40,026	CBRE Group, Inc.*	672,837

	Metal Ore Mining - 7.56%
10,090	Freeport-McMoRan Copper & Gold, Inc.	399,564
12,290	Newmont Mining Corp.	846,535
		1,246,099

	Motor Vehicle Manufacturing - 3.58%
55,650	Ford Motor Co.*	589,890

	Oilfield Services - 2.66%
5,830	Schlumberger Ltd.#	439,174

	Oil and Gas Extraction - 3.56%
5,900	Apache Corp.	586,696

	Other Financial Investment Activities - 2.32%
3,800	Franklin Resources, Inc.	383,116

	Other Information Services - 3.89%
1,070	Google, Inc. - Class A*	641,347

	Petroleum and Coal Products Manufacturing - 3.85%
7,890	Exxon Mobil Corp.	634,672

	Scientific Research and Development Services - 2.91%
21,170	The Babcock & Wilcox Co.*	480,136

	Semiconductor and Other Electronic Component Manufacturing - 3.87%
21,230	Texas Instruments, Inc.	639,023

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.88%
1,590	Colgate-Palmolive Co.	145,485

	Software Publishers - 4.54%
17,120	Adobe Systems, Inc.*	469,430
10,910	Microsoft Corp.	279,078
		748,508

	Timber Real Estate Investment Trust - 2.65%
11,850	Plum Creek Timber Company, Inc.	436,554

	Wireless Telecommunications Carriers - 0.97%
2,720	American Tower Corp. - Class A*	160,480
	TOTAL COMMON STOCKS (Cost $13,224,330)	14,088,495

Shares	PREFERRED STOCKS - 3.36%	Value
	Oil and Gas Extraction - 1.78%
11,670	Petroleo Brasileiro S.A. - Petrobras - ADR	292,567

	Scheduled Air Transportation - 1.58%
13,560	Tam S.A. - ADR	261,166
	TOTAL PREFERRED STOCKS (Cost $656,250)	553,733

Shares	SHORT-TERM INVESTMENTS - 11.47%	Value

721,865	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% †	721,865
427,582	First American Government Obligations Fund - Class Y	427,582
741,919	Invesco STIT Treasury Portfolio - Class I, 0.02% †	741,919
3,164	Reserve Primary Fund - Class 5+‡	-
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,894,530)	1,891,366

	Total Investments in Securities (Cost $15,775,110) - 100.26%	16,533,594
	Liabilities in Excess of Other Assets - (0.26%)	(43,007)
	Net Assets - 100.00%	$16,490,587

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2011, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.
† Rate shown is the 7-day yield as of November 30, 2011.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2011:

Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, and Hunting	$436,554	$-	$-	$436,554
Finance and Insurance	1,728,755	-	-	1,728,755
Information	1,550,335	-	-	1,550,335
Manufacturing	6,814,915	-	-	6,814,915
Mining	2,271,969	-	-	2,271,969
Professional, Scientific, and Technical Services	480,136	-	-	480,136
Real Estate and Rental and Leasing	672,837	-	-	672,837
Transportation and Warehousing	132,994	-	-	132,994
Total Common Stocks	14,088,495	-	-	14,088,495
Preferred Stocks
Mining	292,567	-	-	292,567
Transportation and Warehousing	261,166	-	-	261,166
Total Preferred Stocks	553,733	-	-	553,733
Short-Term Investments	1,891,366	-	-	1,891,366
Total Investments in Securities	$16,533,594	$-	$-	$16,533,594

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2011, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended November 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$15,779,943

Gross unrealized appreciation	$1,756,851
Gross unrealized depreciation	(1,003,200)
Net unrealized appreciation	$753,651

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust
By (Signature and Title)*/s/ Douglas G. Hess
      Douglas G. Hess, President

Date  1/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  1/19/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  1/19/2012

* Print the name and title of each signing officer under his or her signature.